LONG TERM CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Convertible Debt Disclosure [Abstract]
Schedule Of Long Term Convertible Debt [Table Text Block]

Long – term convertible debt issued by the Company was as follows as of the dates listed below:

	Interest	December 31,
	rate	2011	2012
Convertible debt:
Par	7.5%	$480	$345
Deemed premium, net *		22	7
Reclassification to current liabilities		—	352
		$502	$—

*	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.